State Street Loomis Sayles Opportunistic Bond ETF Investment Strategy - State Street Loomis Sayles Opportunistic Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Loomis, Sayles & Company, L.P. (the “Sub-Adviser”) actively manages the Fund's assets utilizing a “multi-asset credit strategy” that seeks to capture credit risk premiums in markets that it believes can offer strong risk-adjusted return potential over a full market cycle.Under normal circumstances, the Sub-Adviser will invest at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes), directly, or indirectly through underlying exchanged-traded funds (“ETFs”), in debt obligations.Debt obligations in which the Fund principally invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; inflation protected public obligations of the U.S. Treasury; securitized credit securities, such as agency and non-agency residential mortgage-backed securities, agency and non-agency commercial mortgage-backed securities, agency and non-agency asset-backed securities and collateralized debt obligations (including collateralized loan obligations) (“Securitized Credit Securities”); debt obligations issued by domestic or foreign private sector entities, including issuers located in emerging markets; debt obligations issued by foreign governments and their agencies and instrumentalities, including issuers located in emerging markets; debt obligations issued by supranational entities; debt securities issued pursuant to Rule 144A or Regulation S under the Securities Act of 1933; structured notes; and bank loans (primarily senior loans). Such debt obligations may be issued at fixed, variable, floating, adjustable or zero coupon rates. The Fund may also invest in hybrid securities that combine debt and equity characteristics, such as preferred securities, convertible preferred securities and contingent convertible securities (“CoCos”). The Fund may also enter into repurchase agreements and reverse repurchase agreements. The Fund may invest up to 10% of its assets in non-U.S. dollar-denominated debt obligations and any such debt obligations will be hedged back to the U.S. dollar.The Fund may also invest in derivatives including: futures and forward contracts; swaps (including credit default swaps, total return swaps, interest rate swaps, and index swaps); options and swaptions; interest rate caps, floors and collars; warrants and other rights; and contracts for differences. Such derivatives may include those derivatives where the underlying assets are based on one or more securities, indices, currencies, interest rates and loans, and may be deliverable or non-deliverable. The Fund may conduct foreign currency transactions on a spot or forward basis. The Fund may use derivatives to hedge the Fund's portfolio (e.g., to hedge against currency fluctuations), as well as for investment purposes (e.g., to gain exposure to certain issuers or markets). The Fund may also invest in ETFs registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (including ETFs advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”)) to gain exposure to certain asset classes and/or securities.The Fund may invest in debt obligations of any credit quality and may invest up to 100% of its net assets in debt instruments that are rated below investment grade or are unrated but determined by the Sub-Adviser to be of comparable quality (commonly known as “high-yield” investments or “junk” bonds). The Fund may invest up to 60% of its net assets in bank loans and may invest up to 25% of its net assets in Securitized Credit Securities. While the Fund looks to the underlying borrower of a bank loan, rather than the bank originating the loan, for purposes of determining the industry concentration of investments, it is possible that under a different interpretation the Fund may be deemed to concentrate its investments in the financial services industries.The Sub-Adviser monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the Sub-Adviser seeks to maintain an investment portfolio with a weighted average effective duration of 0 to 7 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.In pursuing its investment objective, the Fund seeks to outperform the State Street Loomis Sayles Opportunistic Bond Composite Index, a composite benchmark comprising 50% investment grade corporate bonds, 25% high yield corporate bonds, and 25% senior loans. The investment grade corporate bond portion of the composite benchmark is represented by the Bloomberg US Corporate Bond Index, the high yield corporate bond portion is represented by the Bloomberg US High Yield 2% Issuer Capped Index, and the senior loan portion is represented by the Morningstar LSTA US Leveraged Loan Index.The Sub-Adviser determines asset class allocation by evaluating the current stage of the credit cycle and the attractiveness of the various asset classes. Such evaluation features macroeconomic, asset class and industry analysis driven by real-time market data, economic releases, and trading patterns, coupled with the Sub-Adviser's quantitative economic and market cycle identifying models. In selecting securities for the Fund within a specific asset class, the Sub-Adviser utilizes a security-specific valuation framework driven by the portfolio management team's daily interaction with the Sub-Adviser's sector teams integrating quantitative analysis with the Sub-Adviser's internal fundamental research.The Sub-Adviser uses a comprehensive risk controlled approach in managing the Fund's investments to seek to control the principal risk components of the fixed income markets. The decision to sell or adjust positions is driven by the relative value of the security, spread, and risk-adjusted return expectations versus current levels. The Sub-Adviser typically sells a security (i) when it is no longer consistent with the Sub-Adviser's view of market trends; (ii) when it is no longer attractive on a relative value basis, given any inherent risks; or (iii) to control for risk.